                                   SUPPLEMENT
                              DATED APRIL 2, 2007
                       TO THE CLASS IA SHARES PROSPECTUS
          (INVESTMENT OPTION WITHIN UNION SECURITY VARIABLE ANNUITIES)
                               DATED MAY 1, 2006
                   FOR HARTFORD HLS FUNDS (THE "PROSPECTUS")

HARTFORD MIDCAP GROWTH HLS FUND (formerly Hartford MidCap Stock HLS Fund)

Hugh Whelan will assume portfolio management responsibilities for the Hartford MidCap Growth HLS Fund (the "Fund"). Mark Waterhouse will no longer serve as portfolio manager of the Fund.

Accordingly, effective April 2, 2007, the following changes are being made to the Prospectus:

(a) In the section entitled "Principal Investment Strategy," the second paragraph is hereby deleted and replaced with the following:

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

(b) In the section entitled "Portfolio Management" the disclosure referring to Mark Waterhouse is hereby deleted and replaced with the following:

Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the Fund since April 2007. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.


THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED APRIL 2, 2007
                                     TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                      FOR HARTFORD HLS SERIES FUND II, INC.
                                 CLASS IA SHARES
                          DATED MAY 1, 2006 (THE "SAI")

HARTFORD MIDCAP GROWTH HLS FUND (formerly Hartford MidCap Stock HLS Fund)

Effective April 2, 2007, Hugh Whelan will assume portfolio management responsibilities for the Hartford MidCap Growth HLS Fund (the "Fund"). Mark Waterhouse will no longer serve as portfolio manager of the Fund.

Accordingly, effective April 2, 2007, the following changes are being made to the SAI:

(a) In the section entitled "Portfolio Managers - Other Accounts Sub-advised by Hartford Investment Management Portfolio Managers" the disclosure pertaining to Mark Waterhouse is hereby deleted. In addition, the disclosure concerning Hugh Whelan is revised as follows:

                             REGISTERED
                             INVESTMENT
PORTFOLIO MANAGER             COMPANY           AUM           POOLED            AUM            OTHER         AUM
-----------------             ACCOUNTS        ($ MIL)        ACCOUNTS         ($ MIL)        ACCOUNTS      ($ MIL)
                              --------        -------        --------         -------        --------      -------
Hugh Whelan 1                    15           $ 2,100           0                0               2           $43


(1) Mr. Whelan was named portfolio manager for Hartford MidCap Growth HLS Fund as of April 2, 2007. The information provided in the above table is current as of December 31, 2006.

(b) Under the heading "Portfolio Managers - Equity Securities Beneficially Owned by Hartford Investment Portfolio Managers" the disclosure pertaining to Mark Waterhouse is hereby deleted. In addition, in the same section, the table listing the securities beneficially owned by Hugh Whelan is amended by inserting the following information:

     PORTFOLIO MANAGER             FUND(S) SUB-ADVISED/MANAGED           DOLLAR RANGE OF EQUITY
                                                                         SECURITIES BENEFICIALLY
                                                                                  OWNED
Hugh Whelan 1                         MidCap Growth HLS Fund                      None


(1) Mr. Whelan was named portfolio manager for Hartford MidCap Growth HLS Fund as of April 2, 2007. The information provided in the above table is current as of December 31, 2006.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.